                                  Janus Fund 2

                      Supplement dated January 1, 2001 to
                       Prospectus dated December 1, 2000

THIS INFORMATION SUPPLEMENTS THE FUND'S PROSPECTUS. THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND THE PROSPECTUS TOGETHER CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE VISIT JANUS.COM OR CALL 1-800-525-3713.

Effective January 1, 2001, if you hold Fund shares in a tax-deferred account, you will no longer be charged the annual $12 account maintenance fee.